INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [Abstract]
Disclosure of major components of tax expense
Income tax expense for each of the years presented is as follows:

	Year ended December 31,
	2021	2020	2019

Current tax
Current tax	(1,650,281)	(338,408)	(256,460)
Effect of changes in tax law (1)	—	—	4,178

Deferred tax (Note 19)
Deferred tax	185,655	39,895	38,785
Effect of changes in tax law (1)	(9,117)	—	16,979
Recovery of income tax (2)	76,604	7,025	—

Income tax expense	(1,397,139)	(291,488)	(196,519)
(1) For 2021, it includes the modification of the tax rate in Argentina enacted in 2017 and modified in 2019 and 2021, setting the corporate income tax rate to 35% for the year 2021 going forward.
For 2019, it includes mainly the application of the new tax law in Argentina that enables the tax inflation adjustment. The reduction of the tax rate in Argentina enacted in 2017 was modified in 2019, setting the corporate income tax rate to 30% for the year 2020 and to 25% from the year 2021 going forward.

(2) It includes the recovery of tax credits in Ternium Brasil Ltda.

Schedule of effective income tax rate reconciliation
Income tax expense for the years ended December 31, 2021, 2020 and 2019 differed from the amount computed by applying the statutory income tax rate in force in each country in which the company operates to pre-tax income as a result of the following:

	Year ended December 31,
	2021	2020	2019

Income before income tax	5,764,330	1,159,359	826,564

Income tax expense at statutory tax rate	(1,633,556)	(350,896)	(247,592)
Non taxable income	37,815	118,540	71,101
Non deductible expenses	—	—	(476)
Effect of currency translation on tax base (1)	131,115	(66,157)	33,133
Increase of unrecognized tax losses carried-forward	—	—	(73,842)
Recovery of income tax	76,604	7,025	—
Effect of changes in tax law	(9,117)	—	21,157

Income tax expense	(1,397,139)	(291,488)	(196,519)
(1) Ternium applies the liability method to recognize deferred income tax on temporary differences between the tax bases of assets and their carrying amounts in the financial statements. By application of this method, Ternium recognizes gains and losses on deferred income tax due to the effect of the change in the value on the tax basis in subsidiaries, which have a functional currency different to their local currency, mainly Mexico and Argentina.